GOODWILL, TRADEMARKS AND OTHER INTANGIBLE ASSETS (Schedule of Intangible Assets, Excluding Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
GOODWILL, TRADEMARKS AND OTHER INTANGIBLE ASSETS [Abstract]
Trademarks, net, beginning balance	$ 553	$ 556
Amortization	(1)	(3)
Impairment	(4)	0
Translation adjustments and other	(1)	0
Trademarks, net, ending balance	547	553
Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Not subject to amortization, beginning balance	537	537
Translation adjustments and other	0	0
Impairment	(4)	0
Not subject to amortization, ending balance	533	537
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Subject to amortization, beginning balance	16	19
Amortization	(1)	(3)
Impairment	0	0
Translation adjustments and other	(1)	0
Subject to amortization, ending balance	14	16
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Subject to amortization, beginning balance	74	86
Acquisitions and other additions	5	0
Amortization	(15)	(15)
Impairment	0	0
Translation adjustments and other	0	3
Subject to amortization, ending balance	64	74
Technology and Product formulae [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Subject to amortization, beginning balance	19	23
Acquisitions and other additions	0	0
Amortization	(9)	(9)
Impairment	0	0
Translation adjustments and other	0	5
Subject to amortization, ending balance	10	19
Other [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Subject to amortization, beginning balance	55	63
Acquisitions and other additions	5	0
Amortization	(6)	(6)
Impairment	0	0
Translation adjustments and other	0	(2)
Subject to amortization, ending balance	$ 54	$ 55